Trade and Miscellaneous Payables and Other Current Liabilities	12 Months Ended
Dec. 31, 2018
Investments accounted for using equity method [abstract]
Trade and Miscellaneous Payables and Other Current Liabilities

NOTE 23—TRADE AND MISCELLANEOUS PAYABLES AND OTHER CURRENT LIABILITIES

Trade and miscellaneous payables and other current liabilities fell by 619 million euros compared to December 31, 2017 and were broken down as follows:

			As of December 31,
			2018		2017
				Of which Financial Instruments		Of which Financial Instruments
			(millions of euros)
Payables on construction work	(A)		18		19

Trade payables:
Payables to suppliers			4,090	4,090	4,262	4,262
Payables to other telecommunication operators			380	380	383	383

	(B)		4,470	4,470	4,645	4,645

Tax payables	(C)		262		584

Miscellaneous payables:
Payables for employee compensation			151		245
Payables to social security agencies			338		202
Payables for “TLC operating fee”			15		15
Dividends approved, but not yet paid to shareholders			35	35	19	19
Other			164	105	223	174
Employee benefits (except for Employee severance indemnities) for the current portion expected to be settled within 1 year			52		97
Provisions for risks and charges for the current portion expected to be settled within 1 year			344		292

	(D)		1,099	140	1,093	193

Other current liabilities
Liabilities from contract with customers (Contract liabilities)			931	193
Customer-related items					602	77
Advances received					69
Other deferred revenue and income			121
Trade and miscellaneous deferred income					508

	(E)		1,052	193	1,179	77

Trade and miscellaneous payables and other current liabilities	(A+B+C+E	)	6,901	4,803	7,520	4,915

Further details on Financial Instruments are provided in the Note “Supplementary disclosure on financial instruments”.

The impacts caused by the adoption of IFRS 15 are summarized below:

		As of December 31, 2017	New IFRS adoption		As of January 1, 2018
			IFRS 15 reclassifications	IFRS 15 adjustments
		(millions of euros)
Payables on construction work	(A)	19	—	—	19

Trade payables:
Payables to suppliers		4,262	—	—	4,262
Payables to other telecommunication operators		383	—	—	383

	(B)	4,645	—	—	4,645

Tax payables	(C)	584			584

Miscellaneous payables:
Payables for employee compensation		245	—	—	245
Payables to social security agencies		202	—	—	202
Payables for “TLC operating fee”		15	—	—	15
Dividends approved, but not yet paid to shareholders		19	—	—	19
Other		223	—	—	223
Employee benefits (except for Employee severance indemnities) for the current portion expected to be settled within 1 year		97	—	—	97
Provisions for risks and charges for the current portion expected to be settled within 1 year		292	—	—	292

	(D)	1,093	—	—	1,093

Other current liabilities
Liabilities from contract with customers (Contract liabilities)		—	1,033	(113)	920
Customer-related items		602	(602)	—	—
Advances received		69	(69)	—	—
Other deferred revenue and income			146	—	146
Trade and miscellaneous deferred income		508	(508)	—	—

	(E)	1,179	—	(113)	1,066

Trade and miscellaneous payables and other current liabilities	(A+B+C+D+E)	7,520	—	(113)	7,407

For more detailed information on the impacts caused by the adoption of IFRS 15, please refer to the Note “Accounting Standards”.

Trade payables amounting to 4,470 million euros (4,645 million euros at December 31, 2017), mainly refer to TIM S.p.A. (2,925 million euros) and to the companies of the Brazil Business Unit (1,044 million euros); as regards TIM S.p.A., the reduction in trade payables reflects the trend in payments of bills payable.

Tax payables are equal to 262 million euros and refer to both tax payables of the Brazil Business Unit (139 million euros) and TIM S.p.A. payables relating to: withholding tax payables to the tax authorities as withholding agent (69 million euros), payables for government concession tax (21 million euros) and VAT payable (12 million euros).

Miscellaneous payables include, among others, the amount due to INPS for the application of the 2015 arrangements relating to Article 4 paragraphs 1-7ter, of Italian Law 92 of June 28, 2012, the “Fornero Law”, as explained in the note “Miscellaneous payables and other non-current liabilities”.

Other current liabilities amounted to 1,052 million euros (1,179 million euros at December 31, 2017). They break down as follows:

•

Liabilities from customer contracts (Contract liabilities), totaling 931 million euros. The item emerged following the application of IFRS 15 to show the liabilities with customers associated with the Company’s obligations to transfer goods and services for which it has received a consideration. Liabilities with customers are shown below, which generally have a maturity within 12 months; therefore, the balance as at December 31, 2017 was substantially reversed by December 31, 2018 while the balance as at December 31, 2018 is expected to be reversed to the income statement on average within the following year. In particular:

•

contract liabilities, equal to 119 million euros and recognized following the adoption of IFRS 15 due to contracts having performance obligations with different revenue recognition time schedules (such as bundled goods and services), where the services (recognized based on actual consumption) are offered to the customer at a discounted price. The increase of the year (84 million euros) is mainly connected to the start-up of commercial offers comprising some additional services supplied in the initial contract phase; as the relative fair value of these services is lower than the value invoiced, the application of IFRS 15 requires the reallocation of this higher value to the other performance obligations whose performance will be carried out over the term of the contract, on average equal to 24 months;

•

customer-related items, equal to 391 million euros; the item includes trade payables following contractual relationships, such as the payable for prepaid traffic and the subscription charges charged in advance; the decrease posted during the year is mainly attributable to the changes in the commercial offers, with less recourse to the advance of fees and charges, also as a result of changes in the billing procedures;

•	progress payments and advances equal to 121 million euros relating to trade payables following prepayments, such as deposits made by subscribers for telephone calls;

•	deferred revenues from customer contracts, equal to 300 million euros essentially include:

–	deferred revenues for the Parent interconnection charges (121 million euros);

–	deferred revenues for the Parent rent and maintenance (97 million euros);

–

deferred revenues for the Parent activation and installation fees charged on new customer contracts (59 million euros): to this regard, under previous accounting policies, revenues for activation and installation were deferred over the expected duration of the customer relationship. IFRS 15 requires that such revenues—given that they are not allocated to separate performance obligations—are allocated to other contract obligations, recognized on the basis of their performance.

•

Other deferred revenue and income amounted to 121 million euros. At December 31, 2017, other deferred revenue and income was included in Trade and miscellaneous deferred income and referred mainly to deferred revenues from sales of transmission capacity and deferred revenues from real estate lease agreements (lease operating assets).

•

Trade and miscellaneous deferred income: no longer present at December 31, 2018 as included in the aforementioned items. At December 31, 2017, these referred mainly to the Parent and included deferred interconnection charges, revenue for the activation of the telephone service, and rent and maintenance, traffic and outsourcing charges.